Venezuelan operations (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 20, 2018 / $	Aug. 19, 2018 / $
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 10,184	$ 78,859	$ 101,477
Operating income (loss) from Venezuelan operations	(8,240)	(52,054)	$ 6,804
Cash and cash equivalents	$ 121,880	$ 197,282
NEW DICOM | Venezuela
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate (VES per USD) | / $	44,080.58			59.93	2.48
Asset reporting currency denomination	$ 200
Cash and cash equivalents	400
Non-monetary asset	$ 13,600